Non-trading securities (Tables)	6 Months Ended
Sep. 30, 2014
Non-trading securities
Non-trading securities reconciliation

	Millions of yen
	March 31, 2014
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥138,973	¥842	¥86	¥139,729
Other debt securities(2)	129,311	6,851	91	136,071
Equity securities	38,157	14,508	43	52,622

Total	¥306,441	¥22,201	¥220	¥328,422

	Millions of yen
	September 30, 2014
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥112,688	¥2,375	¥30	¥115,033
Other debt securities(2)	154,367	12,140	153	166,354
Equity securities	39,244	17,382	21	56,605

Total	¥306,299	¥31,897	¥204	¥337,992

(1)	Primarily Japanese government, agency and municipal securities.
(2)	Primarily corporate debt securities.

Fair value of residual contractual maturity of non-trading debt securities

	Millions of yen
	September 30, 2014
	Total	Years to maturity
		Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥281,387	¥36,950	¥127,172	¥83,325	¥33,940

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2014
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥54,007	¥82	¥2,294	¥4	¥56,301	¥86
Other debt securities	8,106	91	—	—	8,106	91
Equity securities	498	43	—	—	498	43

Total	¥62,611	¥216	¥2,294	¥4	¥64,905	¥220

	Millions of yen
	September 30, 2014
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥21,553	¥30	¥0	¥0	¥21,553	¥30
Other debt securities	11,748	153	—	—	11,748	153
Equity securities	1,504	21	—	—	1,504	21

Total	¥34,805	¥204	¥0	¥0	¥34,805	¥204